UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Series D Convertible Preferred Stock [Member]
Adjustment to additional paid in capital stock issuance costs	$ 130